Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Major components of tax expense (income) [abstract]
Charge in respect of current year	£ (127)	£ (103)		£ (18)
Adjustments in respect of prior years	18	(12)		4
Total current tax charge	(109)	(115)		(14)
Deferred tax
In respect of temporary differences	29	103		(34)
Other adjustments in respect of prior years	1	13		(2)
Total deferred tax credit/(charge)	30	116		(36)
Total tax (charge)/credit	£ (79)	£ 1	[1],[2]	£ (50)	[1],[2]

[1]	Comparative balances have been restated to reflect the move between operating segments.
[2]	Comparative balances have been restated – see Note 1b.